SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Short-term investments
Short-term investments measured at fair value			¥ 50,143
Change in fair value of available-for-sale investments	¥ 1,074	$ 147	4,343	¥ 4,810
Realized gains transferred from other comprehensive income to other income	1,217	$ 167	4,166	4,464
Amount of credit loss recognized	¥ 0		0	¥ 0
Wealth Management Products
Short-term investments
Short-term investments measured at fair value			¥ 50,143